Income Taxes (Details) - Schedule a reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense - USD ($)
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule a reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense [Abstract]
Income tax expense (benefit) at applicable statutory rate	[1]	$ (348,782)	$ 1,345,164	$ (473,951)
(Income) loss not subject to tax	[2]	(214,313)	(1,716,553)	313,015
Current year change in valuation allowance		558,859	406,506	195,420
Others		5,552	29,355	(8,150)
Reported income taxes		$ 1,316	$ 64,472	$ 26,334

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
[2]	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.